5. Loans and Allowance for Loan Losses, Foreclosed (Details) $ in Thousands	Dec. 31, 2016 USD ($) contract
Residential real estate in the process of foreclosure [Member]
Number | contract	8
Value of Property | $	$ 817
Foreclosed residential real estate [Member]
Number | contract	6
Value of Property | $	$ 340